Employee benefits (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year	$ 4,460	$ 3,954
Balance at end of year	3,184	4,460
Defined Benefit Plan [Member]
Balance at beginning of year	1,262	1,181
Recognized during the period	(1,133)	81
Balance at end of year	$ 129	$ 1,262